UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - June 30, 2011 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS - 41.0%
	BRAZIL - 12.1%
300,000	Banco Cruzeiro do Sul SA
	7.00%, 7/8/2013	$305,550
385,000	Banco Cruzeiro do Sul SA
	8.50%, 2/20/2015	392,700
300,000	Banco Fibra SA
	5.13%, 4/29/2013	304,086
800,000	Banco Industrial e Comercial SA
	6.25%, 1/20/2013	826,000
200,000	Empresa Energetica de Sergipe / SA de Eletrificacao da Paraiba
	10.50%, 7/19/2013	225,300
800,000	JBS SA
	10.50%, 8/04/2016	892,000
300,000	Marfrig Overseas Ltd.
	9.63%, 11/16/2016	314,055
		3,259,691
	CHILE - 1.0%
250,000	AES Gener SA
	7.50%, 3/25/2014	276,990

	COLOMBIA - 7.0%
600,000	BanColombia SA
	4.25%, 1/12/2016	598,200
900,000	EEB International Ltd.
	8.75%, 10/31/2014	959,850
300,000	Pacific Rubiales Energy Corp.
	8.75%, 11/10/2016	340,050
		1,898,100
	MEXICO - 19.0%
700,000	Alestra SA
	11.75%, 8/11/2014	810,250
500,000	Cemex Finance LLC
	9.50%, 12/14/2016	520,000
600,000	Controladora Mabe SA CV
	6.50%, 12/15/2015	633,000
850,000	Corp GEO SAB de CV
	8.88%, 9/25/2014	913,750
500,000	Desarrolladora Homex SAB de CV
	7.50%, 9/28/2015	513,750
800,000	Financiera Independencia SAB de CV
	10.00%, 3/30/2015	864,000

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - June 30, 2011 (Unaudited)

Principal
Amount			Value
	MEXICO - Continued
800,000	Grupo Petrotemex SA de CV
	9.50%, 8/19/2014		$886,000
			5,140,750
	PERU - 0.7%
200,000	Banco de Credito del Peru
	4.75%, 3/16/2016		198,110

	UNITED STATES - 1.2%
329,354	Continental Airlines 2007-1 Class C Pass Through Trust
	7.34%, 4/19/2014		328,531

	TOTAL CORPORATE BONDS		11,102,172
	(Cost $11,103,155)

Number		Country
of Shares		Code	Value

	COMMON STOCKS - 47.3%
	CONSUMER DISCRETIONARY - 6.0%
14,000	Desarrolladora Homex SAB de CV - ADR*	MX	353,220
33,000	Ford Motor Co. *	US	455,070
35,000	Gafisa SA - ADR	BR	331,100
5,000	Grupo Televisa SA - ADR	MX	123,000
7,500	Target Corp.	US	351,825
			1,614,215
	CONSUMER STAPLES - 1.3%
84,000	Alicorp SA	PE	164,975
10,000	BRF - Brasil Foods SA - ADR	BR	173,300
			338,275
	ENERGY - 3.2%
2,000	Hess Corp.	US	149,520
21,000	Petroleo Brasileiro SA	BR	711,060
			860,580
	FINANCIALS - 12.1%
71,000	Bank of America Corp.	US	778,160
16,951	Citigroup, Inc.	US	705,840
7,000	Credicorp Ltd.	PE	602,700
15,000	MetLife, Inc.	US	658,050
19,000	Wells Fargo & Co.	US	533,140
			3,277,890

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - June 30, 2011 (Unaudited)

Number		Country
of Shares		Code	Value
	INDUSTRIALS - 2.2%
22,000	Empresas ICA SAB de CV *	MX	$202,840
22,000	Gol Linhas Aereas Inteligentes SA	BR	267,300
71,000	Grana y Montero SA	PE	135,312
			605,452
	MATERIALS - 16.9%
174,805	Cemex SAB de CV - ADR *	MX	1,503,322
22,000	Cia de Minas Buenaventura SA - ADR	PE	835,560
69,000	Cia Siderurgica Nacional SA	BR	859,740
21,000	Southern Copper Corp.	PE	690,270
21,000	Vale SA - ADR	BR	670,950
			4,559,842
	TELECOMMUNICATIONS - 5.2%
14,000	America Movil SAB de CV - Series L - ADR	MX	754,320
40,000	Telefonos de Mexico SAB de CV	MX	660,000
			1,414,320
	UTILITIES - 0.4%
50,000	Empresa de Distribucion Electrica de Lima Norte SA	PE	55,101
28,000	Luz del Sur SAA	PE	63,139
			118,240

	TOTAL COMMON STOCKS		12,788,814
	(Cost $13,666,582)

	EXCHANGE TRADED FUNDS - 10.7%
38,000	Financial Select Sector SPDR Fund	US	582,540
16,800	iShares MSCI All Peru Capped Index Fund	PE	632,016
13,000	iShares MSCI Brazil Index Fund	BR	953,550
9,000	iShares MSCI Mexico Investable Market Index Fund	MX	563,040
6,000	Technology Select Sector SPDR Fund	US	154,200
	TOTAL EXCHANGE TRADED FUNDS		2,885,346
	(Cost $2,921,551)

Principal		Country
Amount		Code	Value
	SHORT TERM INVESTMENTS - 0.2%
45,518	UMB Money Market Fiduciary, 0.01% †	US	45,518
	TOTAL SHORT TERM INVESTMENTS		45,518
	(Cost $45,518)

	TOTAL INVESTMENTS - 99.2%
	(Cost $27,736,806)		26,821,850
	Other assets less liabilities - 0.8%		225,460
	TOTAL NET ASSETS - 100%		$27,047,310

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - June 30, 2011 (Unaudited)

ADR	American Depository Receipt.
*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
BR	Brazil
CL	Chile
CO	Colombia
MX	Mexico
PE	Peru
US	United States

	Country Representation as of 6/30/11

	Country Breakdown	% of Net Assets
	Mexico	34.4%
	Brazil	26.7%
	United States*	17.6%
	Peru	12.5%
	Colombia	7.0%
	Chile	1.0%
	Total Investments	99.2%
	Other assets less liabilities	0.8%
	Total net assets	100.0%

	* Includes short-term investments

	See accompanying Notes to Schedule of Investments

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011 (Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011 (Unaudited)
Continued

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information
At June 30, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,902,431

Gross unrealized appreciation	$340,467
Gross unrealized depreciation	(1,421,048)
Net unrealized depreciation	$(1,080,581)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011 (Unaudited)
Continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$12,788,814	$-	$-	$12,788,814
Exchange Traded Funds	2,885,346	-	-	2,885,346
Foreign Corporate Bonds	4,389,265	6,712,907	-	11,102,172
Short-Term Investments	45,518	-	-	45,518
Total Investments, at Value	$20,108,943	$6,712,907	$-	$26,821,850

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain debt securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.  In this circumstance $6,712,907 of investment securities were classified as level 2 instead of level 1.

**The fund did not hold any Level 3 securities at June 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/29/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/29/11

* Print the name and title of each signing officer under his or her signature.